Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
14.	Cash and cash equivalents

	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)
Short-term deposits
Deposits held in U.S. dollars	6,480,429	13,408,478
Deposits held in euros	2,590,000	700,000
Total	9,070,429	14,108,478
Cash at banks
Cash held in U.S. dollars	2,925,967	2,805,655
Cash held in euros	1,007,055	1,461,847
Total	3,933,022	4,267,501
Total cash and cash equivalents	13,003,450	18,375,979

As of June 30, 2025, cash and cash equivalents decreased by €5.4 million to €13.0 million compared to €18.4 million as of December 31, 2024.